CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 1,133,622	$ 1,668,847	$ 569,298
Accounts receivable, related party		(0)	177,519
Accounts receivable - working interest owners		207,470
Production receivable		1,412
Prepayments - development costs	212,619	131,340	150,000
Prepaid expenses	101,409	76,741	62,300
Total current assets	1,624,329	2,085,810	959,117
Oil and natural gas properties, net of impairment	217,791
Other assets	105,179	105,179	80,179
TOTAL ASSETS	1,947,299	2,190,989	1,039,296
Current liabilities:
Accounts payable	298,377	3,777,693	4,947,774
Prepayments, working interest owners		311,281
Note payable - META			22,573,724
Note payable - related party	42,499,082	41,221,028	2,000,000
Accrued interest payable	80,502		1,571,336
Accrued interest payable, related parties		3,870,175
Total current liabilities	50,203,232	49,180,177	31,092,834
Asset retirement obligations	233,169	248,651	246,866
Total liabilities	50,436,401	49,428,828	31,339,700
Stockholders’ deficit:
Preferred stock, par value $0.0001, 50,000,000 shares authorized; -0- issued and outstanding June 30, 2024 and December 31, 2023
Common stock, par value $0.0001; 500,000,000 shares authorized; 251,930,516 issued and outstanding at June 30, 2024, and 248,830,516 issued and outstanding at December 31, 2023;	25,193	24,883	16,547
Additional paid-in capital	72,526,846	71,956,656	51,345,640
Accumulated deficit	(121,041,141)	(119,219,378)	(81,662,591)
Total stockholders’ deficit	(48,489,102)	(47,237,839)	(30,300,404)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,947,299	2,190,989	1,039,296
Accounts receivable	176,679	207,470
Account payable - related party	97,027
Note payable	2,000,000
Accrued interest payable - related party	$ 5,228,244	$ 3,870,175